Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

19. Commitments and Contingencies

Commitments

        As of December 31, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction. As of December 31, 2011, the Company had outstanding commitments of $482.5 million for the construction of container vessels.

Contingencies

        During 2004, the Company entered into a structured finance transaction involving six vessels in its fleet (including two vessels then under construction) whereby such vessels were acquired by separate partnerships formed by a subsidiary of Lloyds Bank ("Lloyds") together with Allco Finance Limited, a U.K.-based financing company, and Allco Finance UK Limited, a U.K.-based financing company, which then agreed to lease the vessels to the Company. In 2008, the Company exercised its right, pursuant to the terms of these arrangements, as restructured in October 2007, to have its wholly owned subsidiaries replace the partnerships as direct owners of these six vessels. As part of the 2007 restructuring, the Company agreed to indemnify the counterparties for up to 90% of any resulting tax liabilities, plus tax gross-up payments if applicable, in the event Lloyds tax treatment of the transactions were challenged by the tax authorities.

        Lloyds Bank had informed the Company that the U.K. tax authority, Her Majesty's Revenue and Customs ("HMRC"), had been investigating and had challenged the tax position of the Partnerships formed by its subsidiary and the Allco entities relating to the six vessels. Lloyds Bank had preliminarily indicated to the Company that an unfavourable tax assessment by HMRC and a subsequent unsuccessful litigation of such tax assessment could potentially trigger an indemnification claim of up to £72.8 million and that it believed that the matter could be resolved without litigation with an indemnification payment by the Company of £13.0 million. Following the conclusion of HMRC's investigation, which determined that no tax is payable in relation to these transactions, on February 6, 2013, Lloyds provided the Company with a full contractual release from the indemnity that the Company had provided (for up to 90% of any tax liabilities), therefore the Company no longer has any contingent liability related to these transactions.

        On November 22, 2010, a purported Company shareholder filed a derivative complaint in the High Court of the Republic of the Marshall Islands. The derivative complaint names as defendants seven of the eight members of the Company's board of directors at the time the complaint was filed. The derivative complaint challenges the amendments in 2009 and 2010 to the Company's management agreement with Danaos Shipping and certain aspects of the sale of common stock in August 2010. The complaint includes counts for breach of fiduciary duty and unjust enrichment. On February 11, 2011, the Company filed a motion to dismiss the Complaint. After briefing was completed, the Court heard oral argument on October 26, 2011. On December 21, 2011, the Court granted the Company's motion to dismiss but gave the plaintiff leave to file an amended complaint. Plaintiff filed the amended complaint on January 30, 2012. The amended complaint names the same parties and bases its claims on the same transactions. The Company has moved to dismiss the amended complaint and completed briefing on that motion on July 16, 2012. A hearing on the Company's motion to dismiss is set for April 23, 2013. In the opinion of management, the disposition of this lawsuit is not expected to have a material effect on the Company's results of operations, financial position and cash flows.

        Other than as described above, there are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company's business.